Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of defined benefit plans
The principal long-term assumptions used in determining the retirement plan, seniority premium and the current service cost are as follows:

As of December 31,	2023	2022	2021

Financial:
Discount rate	9.80%	10.30%	8.20%
Rate of salary increase	5.00%	5.00%	4.50%
Rate of minimum wage increase	5.00%	5.00%	4.50%
Inflation rate	4.00%	4.00%	3.50%
Biometric:
Mortality	EMSSA-09	EMSSA-09	EMSSA-09
Incapacity	EMSSIH-97	EMSSIH-97	EMSSIH-97
Retirement age	65 years	65 years	65 years
Rotation	20% / 100%	20% / 100%	20% / 100%

Disclosure of net defined benefit liability (asset)
Balance of liabilities for defined benefit obligations:

As of December 31,	2023	2022	2021

Seniority premium
Net defined benefit liability	$40,453	$9,270	$-

Retirement plan
Net defined benefit liability	1,479,337	339,010	-

Employee benefit liability	$1,519,790	$348,280	$-

Disclosure of defined benefit plan, expected future benefit payments
Based on our assumptions, the benefit amounts expected to be paid in the following years are as follows:

Assumption	Seniority premium	Retirement Plan

2024	5,047	265,205
2025	7,798	538,736
2026	4,099	73,151
2027	4,012	86,782
2028	3,091	71,281
2029 onwards	56,858	1,923,520